Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Summary of balance sheet shows the following amounts relating to lease liabilities

The balance sheet shows the following amounts relating to lease liabilities:

	December 31,	December 31,
	2021	2020
	£ 000	£ 000
Long term lease liabilities	1,580	846
Current lease liabilities	362	175
	1,942	1,021

Summary of lease liabilities maturity analysis

A maturity analysis of lease liabilities based on undiscounted gross cash flow is reported in the table below:

	December 31,	December 31,
	2021	2020
	£ 000	£ 000
Less than one year	425	175
Within 2 - 5 years	1,653	700
More than 5 years	262	397
Total lease liabilities (undiscounted)	2,340	1,272

Summary of cash outflows related to leases

Total cash outflows related to leases are presented in the table below:

	December 31,	December 31,
Payment	2021	2020
	£ 000	£ 000
Right of use assets	240	220
Low value leases	—	—
Short term leases	49	64
Total cash outflow	289	284

Summary of reconciliation of the finance lease creditors

A reconciliation of the lease creditors is shown below:

£000
As at January 1, 2020	1,166
Interest element of payments to finance lease creditors	(74)
Principal element of payments to finance lease creditors	(146)
Interest expense on leases	74
As at December 31, 2020	1,021
Additions	1,084
Interest element of payments to finance lease creditors	(78)
Principal element of payments to finance lease creditors	(162)
Interest expense on leases	77
As at December 31, 2021	1,942